Prepaid expenses and accrued income	12 Months Ended
Dec. 31, 2020
Prepaid expenses and accrued income [Abstract]
Prepaid expenses and accrued income
7.	Prepaid expenses and accrued income

	As of December 31,
In CHF thousands	2020	2019
Prepaid expenses	3,954	2,788
Accrued income	1,591	1,095
Total	5,545	3,883

The prepaid expenses relate mainly to research contracts with down-payments at contract signature and the related activities will start or continue into 2021.

Accrued income consists of CHF 1.1 million as of December 31, 2020 associated with our Janssen collaboration (see “Note 12. Contract revenues”). This amount represents 68.1% of our total accrued income as of December 31, 2020.